REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE AND DEFERRED REVENUE
Schedule of the Group's revenues from contracts with customers disaggregated by learning services, learning materials and devices revenue category

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Online subscriptions:
Recognized over time	106,163	429,633	831,363	130,459
Recognized at a point in time	1,246	833	982	154
	107,409	430,466	832,345	130,613
Offline products and others recognized at a point in time	111,247	101,449	112,377	17,634
Total revenues	218,656	531,915	944,722	148,247